UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Address of principal executive offices) (Zip code)

Jerry Szilagyi
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI  53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

Vice Fund
Schedule of Investments
June 30, 2013 (Unaudited)	Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 25.7%
The Boeing Co. (c)	69,900	$7,160,556.00
General Dynamics Corp. (c)	45,000	3,524,850
Honeywell International Inc.	40,100	3,181,534
L-3 Communications Holdings, Inc. (c)	26,000	2,229,240
Lockheed Martin Corp. (c)	31,000	3,362,260
Northrop Grumman Corp. (c)	30,000	2,484,000
Precision Castparts Corp.	2,000	452,020
Raytheon Co. (c)	70,000	4,628,400
Rockwell Collins, Inc. (c)	30,000	1,902,300
Rolls-Royce Holdings PLC (a)(b)	90,000	1,552,290
Smith & Wesson Holding Corp. (a)(c)	225,000	2,245,500
Sturm Ruger & Co, Inc. (c)	40,300	1,936,012
United Technologies Corp. (c)	45,000	4,182,300
		38,841,262
Alcoholic Beverages - 21.8%
Anheuser-Busch InBev NV (b)(c)	35,000	3,115,677
Anheuser-Busch InBev Sa/NV - ADR (b)	35,000	3,159,100
Beam, Inc. (c)	25,200	1,590,372
The Boston Beer Co, Inc. - Class A (a)(c)	10,000	1,706,400
Brown-Forman Corp. - Class B	30,000	2,026,500
Carlsberg A/S (b)	23,000	2,059,127
Constellation Brands, Inc. - Class A (a)(c)	54,900	2,861,388
Diageo PLC - ADR (b)(c)	45,000	5,172,750
Heineken NV (b)	40,000	2,548,616
Molson Coors Brewing Co. - Class B (c)	69,400	3,321,484
Pernod Ricard SA (b)	15,000	1,663,304
SABMiller PLC (b)	80,000	3,835,858
		33,060,576
Casinos, Gambling & Lotteries - 24.3%
Boyd Gaming Corp. (a)(c)	73,600	831,680
Caesars Entertainment Corp. (a)(c)	135,000	1,849,500
Churchill Downs, Inc.	23,000	1,813,550
Galaxy Entertainment Group Ltd. (a)(b)	1,300,000	6,369,221
International Game Technology (c)	55,000	919,050
Ladbrokes PLC (b)	325,000	988,129
Las Vegas Sands Corp. (c)	91,900	4,864,267
MGM Resorts International (a)(c)	400,700	5,922,346
Penn National Gaming, Inc. (a)(c)	57,500	3,039,450
Sands China Ltd. (b)	500,000	2,356,225
William Hill PLC (b)	249,804	1,675,163
Wynn Macau Ltd. (b)	874,600	2,368,035
Wynn Resorts Ltd. (c)	30,200	3,865,600
		36,862,216
Tobacco Manufacturing - 23.8%
Altria Group, Inc. (c)	275,000	9,622,250
British American Tobacco PLC - ADR (b)	35,000	3,602,900
Imperial Tobacco Group plc - ADR (b)	60,000	2,080,672
Lorillard, Inc. (c)	195,000	8,517,600
Philip Morris International Inc. (c)	85,000	7,362,700
Reynolds American Inc. (c)	100,000	4,837,000
		36,023,122

Total Common Stocks (Cost $104,384,933)		144,787,176

PREFERRED STOCKS - 2.6%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (a)(b)	9,105,999	13,850

Alcoholic Beverages - 2.6%
Companhia de Bebidas das Americas (AmBev) - ADR (b)(c)	105,000	3,921,750
Total Preferred Stocks (Cost $3,930,481)		3,935,600

SHORT TERM INVESTMENTS - 2.4%
Investment Company - 2.1%
Fidelity Institutional Money Market Portfolio, 0.075% (1)	3,181,420	3,181,420
Total Investment Company (Cost $3,181,420)		3,181,420

U.S. TREASURY BILL - 0.3%
0.110%, 08/08/2013	500,000	499,942
Total U.S. Treasury Bill (Cost $499,942)		499,942

Total Short Term Investments (Cost $3,681,362)		3,681,362

Total Investments (Cost $111,996,776) - 100.6%		152,404,138
Liabilities in Excess of Other Assets - (0.6)%		(939,861)
TOTAL NET ASSETS - 100.0%		$151,464,277

(1)	These Securities have fluctuating yields. The yields listed is the 7-day yield as of June 30, 2013.
ADR	American Depositary Receipt
(a)	Non Income Producing.
(b)	Foreign Issued Securities.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of June 30, 2013, the fair value of collateral is $79,018,727.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$111,996,776
Premiums on options written	2,051,641
Gross unrealized appreciation	44,514,897
Gross unrealized depreciation	(3,742,571)
Net unrealized appreciation	$40,772,326

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Vice Fund
Schedule of Options Written
June 30, 2013 (Unaudited)

	Contracts	Value
WRITTEN OPTIONS - 1.1%
Altria Group, Inc.:
Expiration: July, 2013, Exercise Price: $36.00	500	8,500
Expiration: September, 2013, Exercise Price: $37.00	1,800	48,600
Anheuser-Busch InBev NV:
Expiration: July, 2013, Exercise Price: $97.50	100	1,500
Expiration: August, 2013, Exercise Price: $92.50	100	20,000
Expiration: September, 2013, Exercise Price: $100.00	100	9,500
Beam, Inc.:
Expiration: September, 2013, Exercise Price: $70.00	150	8,625
The Boeing Co.:
Expiration: August, 2013, Exercise Price: $100.00	200	99,000
Expiration: August, 2013, Exercise Price: $105.00	350	79,800
The Boston Beer Co, Inc.:
Expiration: July, 2013, Exercise Price: $160.00	100	121,500
Boyd Gaming Corp.:
Expiration: July, 2013, Exercise Price: $11.00	500	40,000
Expiration: September, 2013, Exercise Price: $12.00	236	18,880
Caesars Entertainment Corp.:
Expiration: July, 2013, Exercise Price: $12.50	300	45,750
Expiration: September, 2013, Exercise Price: $15.00	1,000	110,000
Companhia de Bebidas das Americas (AmBev):
Expiration: July, 2013, Exercise Price: $45.00	100	500
Constellation Brands, Inc.:
Expiration: October, 2013, Exercise Price: $52.50	250	77,500
Diageo PLC:
Expiration: July, 2013, Exercise Price: $120.00	50	2,250
Expiration: July, 2013, Exercise Price: $125.00	200	4,000
General Dynamics Corp.:
Expiration: August, 2013, Exercise Price: $77.50	100	30,500
International Game Technology:
Expiration: July, 2013, Exercise Price: $18.00	225	2,813
L-3 Communications Holdings, Inc.:
Expiration: July, 2013, Exercise Price: $80.00	150	90,750
Las Vegas Sands Corp.:
Expiration: July, 2013, Exercise Price: $60.00	200	1,600
Expiration: July, 2013, Exercise Price: $62.50	100	400
Expiration: August, 2013, Exercise Price: $55.00	200	33,200
Expiration: August, 2013, Exercise Price: $62.50	100	2,250
Expiration: September, 2013, Exercise Price: $67.50	300	5,850
Lockheed Martin Corp.:
Expiration: July, 2013, Exercise Price: $110.00	100	9,000
Expiration: September, 2013, Exercise Price: $115.00	100	9,000
Lorillard, Inc.:
Expiration: September, 2013, Exercise Price: $45.00	1,350	209,250
MGM Resorts International:
Expiration: July, 2013, Exercise Price: $15.00	700	25,200
Expiration: July, 2013, Exercise Price: $15.00	332	5,644
Expiration: July, 2013, Exercise Price: $16.00	1,217	13,387
Expiration: August, 2013, Exercise Price: $15.00	634	48,818
Expiration: August, 2013, Exercise Price: $16.00	200	7,800
Expiration: September, 2013, Exercise Price: $16.00	500	29,500
Molson Coors Brewing Co.:
Expiration: July, 2013, Exercise Price: $50.00	250	20,000
Northrop Grumman Corp.:
Expiration: August, 2013, Exercise Price: $85.00	200	29,000
Penn National Gaming, Inc.:
Expiration: July, 2013, Exercise Price: $60.00	250	1,875
Philip Morris International Inc.:
Expiration: September, 2013, Exercise Price: $95.00	150	6,300
Expiration: September, 2013, Exercise Price: $100.00	250	2,500
Raytheon Co.:
Expiration: August, 2013, Exercise Price: $67.50	400	40,000
Reynolds American Inc.:
Expiration: August, 2013, Exercise Price: $48.00	500	82,500
Expiration: August, 2013, Exercise Price: $49.00	400	34,000
Rockwell Collins, Inc.:
Expiration: July, 2013, Exercise Price: $65.00	122	7,015
Smith & Wesson Holding Corp.:
Expiration: September, 2013, Exercise Price: $10.00	1,750	122,500
Expiration: September, 2013, Exercise Price: $11.00	500	17,500
Sturm Ruger & Co, Inc.:
Expiration: July, 2013, Exercise Price: $45.50	100	29,500
Expiration: July, 2013, Exercise Price: $55.50	174	870
United Technologies Corp.:
Expiration: August, 2013, Exercise Price: $95.00	100	16,800
Expiration: August, 2013, Exercise Price: $97.50	350	27,650
Wynn Resorts Ltd.:
Expiration: July, 2013, Exercise Price: $135.00	200	27,000
Expiration: July, 2013, Exercise Price: $145.00	100	800
Total Written Options (Premiums received $2,051,641)		1,686,677

Generation Wave Growth Fund
Schedule of Investments
June 30, 2013 (Unaudited)	Ticker Symbol: GWGFX

	Shares	Value
COMMON STOCKS - 90.1%
Accommodation & Food Services - 11.0%
Hotels, Restaurants & Leisure - 3.9%
Las Vegas Sands Corp. (c)	10,000	529,300

Restaurants & Other Eating Places - 5.1%
Yum! Brands, Inc. (c)	10,000	693,400

Traveler Accommodation - 2.0%
Caesars Entertainment Corp. (a)(c)	20,000	274,000
		1,496,700
Administrative Support, Waste Management & Remediation Services - 3.0%
The ADT Corp. (c)	10,000	398,500
		398,500
Finance & Insurance - 3.4%
Metlife, Inc. (c)	10,000	457,600
		457,600
Manufacturing - 50.8%
Aerospace Product & Parts Manufacturing - 9.0%
The Boeing Co. (c)	5,000	512,200
Smith & Wesson Holding Corp. (a)(c)	70,000	698,600
		1,210,800
Alumina & Aluminum Production & Processing - 1.5%
Alcoa, Inc. (c)	25,000	195,500

Beverage Manufacturing - 3.0%
The Coca-Cola Co. (c)	10,000	401,100

Computer & Peripheral Equipment Manufacturing - 8.7%
Apple, Inc. (c)	2,000	792,160
International Business Machines Corp. (c)	2,000	382,220
		1,174,380
Petroleum & Coal Products Manufacturing - 3.3%
Exxon Mobil Corp. (c)	5,000	451,750

Pharmaceutical & Medicine Manufacturing - 5.5%
Merck & Co., Inc. (c)	10,000	464,500
Pfizer Inc. (c)	10,000	280,100
		744,600
Plastics & Rubber Products Manufacturing - 4.8%
The Dow Chemical Co. (c)	20,000	643,400

Semiconductor & Other Electronic Component Manufacturing - 1.4%
Intel Corp.	8,000	193,760

Soap, Cleaning Compound & Toilet Preparation Manufacturing - 4.2%
Colgate-Palmolive Co. (c)	10,000	572,900

Tobacco Manufacturing - 9.4%
Altria Group, Inc. (c)	10,000	349,900
Lorillard, Inc. (c)	15,000	655,200
Reynolds American Inc. (c)	5,500	266,035
		1,271,135
		6,859,325
Mining, Quarrying & Oil and Gas Extraction - 13.5%
Metal Ore Mining - 3.2%
Barrick Gold Corp. (b)(c)	10,000	157,400
Freeport-McMoRan Copper & Gold Inc.	10,000	276,100
		433,500
Oil & Gas Support Services - 2.5%
Hess Corp.	5,000	332,450

Support Activities for Mining - 7.8%
Rowan Companies plc (a)(b)(c)	10,000	340,700
Schlumberger Ltd. (b)(c)	10,000	716,600
		1,057,300
		1,823,250
Retail Trade - 5.5%
Wal-Mart Stores, Inc. (c)	10,000	744,900
		744,900
Wholesale Trade - 2.9%
The Procter & Gamble Co.	5,000	384,950
		384,950

Total Common Stocks (Cost $12,203,139)		12,165,225

SHORT TERM INVESTMENTS - 11.5%
Investment Companies - 11.5%
STIT-STIC Prime Portfolio, 0.056% (1)	354,328	354,328
Fidelity Institutional Money Market Portfolio, 0.075% (1)	600,000	600,000
STIT - Liquid Assets Portfolio, 0.091% (1)	600,000	600,000
Total Short Term Investments (Cost $1,554,328)		1,554,328

Total Investments (Cost $13,757,467) - 101.6%		13,719,553
Liabilities in Excess of Other Assets - (1.6)%		(215,612)
TOTAL NET ASSETS - 100.0%		$13,503,941

(1)	These securities have fluctuating yields. The yield listed is the 7-day yield as of June 30, 2013.
(a)	Non Income Producing.
(b)	Foreign Issued Securities.
(c)	A portion of the investment is designated by the Fund as collateral for written options. As of June 30, 2013, the fair value of collateral is $11,376,465.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$13,757,467
Premiums on options written	324,052
Gross unrealized appreciation	529,545
Gross unrealized depreciation	(484,482)
Net unrealized appreciation	$45,063

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Generation Wave Growth Fund
Schedule of Options Written
June 30, 2013 (Unaudited)

	Contracts	Value
WRITTEN CALL OPTIONS - 1.8%
The ADT Corp.:
Expiration: October, 2013, Exercise Price: $50.00	100	$5,000
Alcoa, Inc.:
Expiration: July, 2013, Exercise Price: $9.00	250	500
Altria Group, Inc.:
Expiration: July, 2013, Exercise Price: $36.00	100	1,700
Apple, Inc.:
Expiration: June, 2013, Exercise Price: $410.00	20	20
Expiration: July, 2013, Exercise Price: $405.00	20	4,000
Barrick Gold Corp.:
Expiration: July, 2013, Exercise Price: $21.00	100	500
The Boeing Co.:
Expiration: August, 2013, Exercise Price: $105.00	50	11,400
Caesars Entertainment Corp.:
Expiration: September, 2013, Exercise Price: $15.00	200	22,000
The Coca-Cola Co.:
Expiration: August, 2013, Exercise Price: $42.50	100	2,500
Colgate-Palmolive Co.:
Expiration: August, 2013, Exercise Price: $62.50	100	2,100
The Dow Chemical Co.:
Expiration: September, 2013, Exercise Price: $35.00	200	10,400
Exxon Mobil Corp.:
Expiration: July, 2013, Exercise Price: $90.00	50	6,650
International Business Machines Corp.:
Expiration: July, 2013, Exercise Price: $205.00	20	1,280
Las Vegas Sands Corp.:
Expiration: September, 2013, Exercise Price: $67.50	100	1,950
Lorillard, Inc.:
Expiration: September, 2013, Exercise Price: $45.00	150	23,250
Merck & Co Inc.:
Expiration: July, 2013, Exercise Price: $46.00	100	10,900
Metlife, Inc.:
Expiration: July, 2013, Exercise Price: $43.00	100	30,500
Pfizer Inc.:
Expiration: August, 2013, Exercise Price: $30.00	100	2,000
Reynolds American Inc.:
Expiration: August, 2013, Exercise Price: $48.00	55	9,075
Rowan Companies plc:
Expiration: July, 2013, Exercise Price: $37.00	100	750
Schlumberger Ltd.:
Expiration: August, 2013, Exercise Price: $80.00	100	2,500
Smith & Wesson Holding Corp.:
Expiration: September, 2013, Exercise Price: $10.00	700	49,000
Wal-Mart Stores, Inc.:
Expiration: July, 2013, Exercise Price: $80.00	100	300
Yum! Brands, Inc.:
Expiration: July, 2013, Exercise Price: $70.00	100	14,800
Total Written Call Options (Premiums received $302,437)		213,075

WRITTEN PUT OPTIONS - 1.8%
The ADT Corp.:
Expiration: October, 2013, Exercise Price: $40.00	100	28,000
Total Written Put Options (Premiums received $21,615)		28,000

Total Written Options (Premiums received $324,052)		$241,075

Summary of Fair Value Exposure at June 30, 2013

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Vice Fund
Common Stocks	$148,708,926	$—	$—	$148,708,926
Preferred Stocks	—	—	13,850	13,850
Short Term investments	—	3,681,362	—	3,681,362
Total*	$148,708,926	$3,681,362	$13,850	$152,404,138

Written Options	$(1,337,569)	$(349,108)	$—	$(1,686,677)

Generation Wave Growth Fund
Common Stocks	$12,165,225	$—	$—	$12,165,225
Short Term investments	—	1,554,328	—	1,554,328
Total*	$12,165,225	$1,554,328	$—	$13,719,553

Written Options	$(202,875)	$(38,200)	$—	$(241,075)

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of June 30, 2013:

Investments	Fair Value as of June 30, 2013	Valuation Technique	Observable Inputs
Rolls-Royce Holdings PLC - Class C	$13,850	Observable Inputs; Fair Value	Company website

The following is a reconciliation of the Vice Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2013:

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	June 30, 2013
Fair Value as of 3/31/2013	$—
Total unrealized gain (losses) included in earnings	(246)
Purchases*	14,096
Fair Value as of 6/30/2013	$13,850

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$—

*One security (Rolls-Royce Holdings PLC - Class C) was purchased during the period that was classified as a Level 3 security by the Fund's management.

There were no transfers into or out of Level 1, Level 2, and Level 3 fair value measurements during the reporting period for the Funds, as compared to their classification from the prior annual report. It is the Funds' policy to consider transfers into or out of Level 1, Level 2, or Level 3 as of the end of the reporting period.

Summary of Derivative Exposure at June 30, 2013

The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with the Funds' investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

The number of options contracts written and the premiums received by the Vice Fund during the period ended June 30, 2013 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	10,319	$982,687
Options written	31,267	2,827,705
Options exercised	(7,385)	(652,967)
Options expired	(9,009)	(581,471)
Options covered	(6,852)	(524,313)
Options outstanding, end of period	18,340	$2,051,641

The number of options contracts written and the premiums received by the Generation Wave Growth Fund during the period ended June 30, 2013 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	3,305	$273,890
Options written	5,579	600,881
Corporate actions	50	—
Options exercised	(2,860)	(274,888)
Options expired	(880)	(104,722)
Options covered	(2,079)	(171,109)
Options outstanding, end of period	3,115	$324,052

The number of options contracts purchased and the premiums received by the Vice Fund during the period ended June 30, 2013 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	200	$21,510
Options Purchased	50	1,800
Options sold	(200)	(21,510)
Options exercised	(50)	(1,800)
Options outstanding, end of period	—	$—

The number of options contracts purchased and the premiums received by the Generation Wave Growth Fund during the period ended June 30, 2013 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	—	$—
Options Purchased	1,175	332,075
Options sold	(975)	(264,325)
Options expired	(200)	(67,750)
Options outstanding, end of period	—	$—

The following is a summary of the fair value of derivative instruments as of June 30, 2013:

Derivative Investment Type	Value
Liability Derivatives
Vice Fund
Written Options - equity contracts	($1,686,677)

Liability Derivatives
Generation Wave Growth Fund
Written Options - equity contracts	($241,075)

The following is a summary of the effect of derivative investments as of June 30, 2013:

Realized Gain (Loss)
Derivative Investment Type	on Options
Vice Fund
Written Options - equity contracts	$ 14,123

Purchased Options – equity contracts	$ (5,360)

Generation Wave Growth Fund
Written Options - equity contracts	$ 81,291

Purchased Options – equity contracts	$ (44,681)

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Vice Fund
Written Options - equity contracts	$ 482,141

Purchased Options – equity contracts	$ 3,310

Generation Wave Growth Fund
Written Options - equity contracts	$ 243,090

Purchased Options - equity contracts	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By	/s/ Jerry Szilagyi
Jerry Szilagyi, President

Date	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jerry Szilagyi
Jerry Szilagyi, President

Date	August 27, 2013

By	/s/ Gerald Sullivan
Gerald Sullivan, Treasurer

Date	August 27, 2013